Debt - Future Principal Repayments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 10,000	$ 10,000
2024	17,073	17,074
2025	205,758	203,501
Total debt	$ 232,831	$ 230,575